Other Balance Sheet Components - Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net:
Accounts receivable due from third parties, gross	$ 620,632,000	$ 343,220,000
Total gross amount	765,739,000	527,166,000
Allowance for credit losses:
Balance at the beginning of the year	(35,156,000)	(36,594,000)	$ (12,429,000)
Additional provision charged to expenses, net	(19,702,000)	(53,124,000)	(38,561,000)
Write-off	12,208,000	54,562,000	14,396,000
Balance at the end of the year	(42,650,000)	(35,156,000)	$ (36,594,000)
Accounts receivable, net	723,089,000	492,010,000
Alibaba
Accounts receivable, net:
Accounts receivable due from related parties, gross	89,344,000	135,321,000
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Other related parties
Accounts receivable, net:
Accounts receivable due from related parties, gross	55,763,000	48,625,000
Allowance for credit losses:
Balance at the beginning of the year	(6,095,000)
Balance at the end of the year	$ 0	$ (6,095,000)